Financial Liabilities - 2029 Term Loan Future Payments (Details) $ in Thousands	3 Months Ended
Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Interest rate	12.60%
2029 Term Loans
Debt Instrument [Line Items]
2025 - interest only	$ 4,940
2026 - interest only	4,940
2027 - interest only	4,940
2028 - interest only	4,954
2029 and thereafter - principal and interest	40,379
Total minimum payments	60,153
Less amount representing interest	(21,493)
2029 Term Loan, gross	38,660
Less unamortized debt discount and issuance costs	(1,962)
Net carrying amount	$ 36,698